Summary of Common Stock Reserved for Future Issuance (Details)	Jul. 31, 2022 shares
Share-Based Payment Arrangement [Abstract]
Common Stock options outstanding (within the 2011 Plan and outside of the terms of the 2011 Plan)	2,947,405
Common Stock reserved for restricted stock unit release	59,625
Common Stock authorized for future grant under the 2011 Plan	1,748,639
Common Stock reserved for warrant exercise	1,706,190
Shares issuable under CGP and Sirtex stock purchase agreements (Note 6)	1,924,001
Common Stock reserved for future ESPP issuance	26,794
Total Common Stock reserved for future issuance	8,412,654